Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 1,005,133	¥ 1,184,829
Nonaccrual loans not requiring an allowance for credit losses	172,152	201,166
Recognized Interest Income	22,763	19,943
Loans held for sale placed on nonaccrual status	9,205	7,946
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	401,836	633,768
Nonaccrual loans not requiring an allowance for credit losses	99,657	109,919
Recognized Interest Income	5,409	6,532
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	246,675	224,566
Nonaccrual loans not requiring an allowance for credit losses	65,242	84,837
Recognized Interest Income	5,918	4,734
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	47,910	56,175
Nonaccrual loans not requiring an allowance for credit losses	3,962	3,579
Recognized Interest Income	1,052	811
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	67,159	62,578
Nonaccrual loans not requiring an allowance for credit losses	0	0
Recognized Interest Income	17	25
MUAH
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans		15,349
Nonaccrual loans not requiring an allowance for credit losses		0
Recognized Interest Income		77
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	211,705	165,775
Nonaccrual loans not requiring an allowance for credit losses	3,286	2,824
Recognized Interest Income	6,482	4,076
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	29,848	26,618
Nonaccrual loans not requiring an allowance for credit losses	5	7
Recognized Interest Income	¥ 3,885	¥ 3,688